Organization (Details) - May. 13, 2013 - $ / shares	Total
Organization (Textual)
Common stock shares purchased by Magnolia Lane Financial, Inc	10,000,000
Par value of common stock purchased by Magnolia Lane Financial, Inc	$ 0.0001
Shares purchased by purchaser percentage of issued and outstanding shares of company	69.57%